Organization and Basis of Presentation Organization and Basis of Presentation Narrative (Details)	9 Months Ended
Sep. 30, 2017 DWT
Organization and Basis of Presentation [Table] [Line Items]
Current Fiscal Year End Date	--12-31
Number of vessels owned	46
Number of Reportable Segments	2
DWT	3,211,800
Ultramax
Organization and Basis of Presentation [Table] [Line Items]
Number of vessels owned	28
DWT	1,731,800
Ultramax pool [Member] | Minimum [Member] | Ultramax Vessels [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	60,200
Ultramax pool [Member] | Maximum [Member] | Ultramax Vessels [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	64,000
Kamsarmax pool [Member] | Minimum [Member] | Kamsarmax Vessel [Member] [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	82,000
Kamsarmax pool [Member] | Maximum [Member] | Kamsarmax Vessel [Member] [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	84,000